ACCRUED EXPENSES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Other Account Payable and Accrued Expenses
	December 31,
	2025	2024

Accrued payroll and employees’ benefits	$5,969	$6,292
Contract liabilities*	5,900	6,928
Accrued royalties	3,151	3,097
Accrued expenses	948	1,288
Warranty provision	378	353
Other	950	636

	$17,296	$18,594